GOODWILL AND OTHER INTANGIBLE ASSETS (Schedule of Intangible Assets, Net) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
GOODWILL AND OTHER INTANGIBLE ASSETS [Abstract]
Unamortized intangible assets Operating rights		¥ 2,509	¥ 2,509
Total intangible assets	$ 387	¥ 2,509	¥ 2,509